Note 14 - Employee Incentive Schemes - Schedule of Activity for Options Exercised (Details) - Share-Based Payment Arrangement, Option [Member] - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exercise of stock options issued to employees (in shares)	0	90,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0	$ 0.49
Proceeds from Stock Options Exercised	$ 0	$ 43,900
Shares exercised and issued (in shares)	0	90,000
Weighted average exercise price (in AUD per Share)	$ 0	$ 0.49
Proceeds received	$ 0	$ 43,900